Jul. 16, 2026
U.S. SMALL CAP PORTFOLIO
Risk Table - U.S. SMALL CAP PORTFOLIO	Risk [Text Block]
Principal Risks	Principal Risks
Tax-Management Strategy Risk

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.

U.S. Targeted Value Portfolio
Risk Table - U.S. Targeted Value Portfolio	Risk [Text Block]
Principal Risks	Principal Risks
Tax-Management Strategy Risk

Tax-Management Strategy Risk: The tax-management strategies may alter investment decisions and affect portfolio holdings, when compared to those of non-tax managed funds. The Advisor anticipates that performance of a fund may deviate from that of non-tax managed funds. Although the Advisor may intend to manage a fund in a manner which considers the effects of the realization of capital gains and taxable dividend income each year, the fund may nonetheless distribute taxable gains and dividends to shareholders.